As filed with the Securities                         Registration No. 33-75996*
and Exchange Commission on December 13, 2000         Registration No. 811-2512

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 23 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
-------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
        X     on December 14, 2000 pursuant to paragraph (b) of Rule 485
    --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                             CROSS REFERENCE SHEET

                                                                       LOCATION - PROSPECTUS DATED
                                                                       MAY 1, 2000, AS AMENDED BY
     FORM N-4                                                               SUPPLEMENT DATED
     ITEM NO.              PART A (PROSPECTUS)                             DECEMBER 14, 2000
DECEMBER 14, 2000
        1           Cover Page.....................................    Cover Page

        2           Definitions....................................    Not Applicable

        3           Synopsis.......................................    Contract Overview; Fee Table

        4           Condensed Financial Information................    Condensed Financial Information;
                                                                       Appendix V - Condensed Financial
                                                                       Information
        5           General Description of Registrant,
                    Depositor, and Portfolio Companies.............    Other Topics - The Company;
                                                                       Variable Annuity Account B;
                                                                       Appendix IV - Fund Descriptions

        6           Deductions and Expenses........................    Fee Table; Fees

        7           General Description of Variable
                    Annuity Contracts..............................    Contract Overview; Other Topics

        8           Annuity Period.................................    The Income Phase

        9           Death Benefit..................................    Death Benefit

        10          Purchases and Contract Value...................    Contract Purchase and Participation;
                                                                       Your Account Value

        11          Redemptions....................................    Right to Cancel; Withdrawals;
                                                                       Systematic Distribution Options

        12          Taxes..........................................    Taxation

        13          Legal Proceedings..............................    Other Topics - Legal Matters and
                                                                       Proceedings, as amended

        14          Table of Contents of the Statement
                    of Additional Information......................    Contents of the Statement of Additional
                                                                       Information

                                                                            LOCATION - STATEMENT OF
                                                                            ADDITIONAL INFORMATION
                                                                             DATED MAY 1, 2000, AS
     FORM N-4       PART B (STATEMENT OF ADDITIONAL                          AMENDED BY SUPPLEMENT
     ITEM NO.                 INFORMATION)                                  DATED DECEMBER 14, 2000
        15          Cover Page.....................................         Cover page

        16          Table of Contents..............................         Table of Contents

        17          General Information and History................         General Information and History

        18          Services.......................................         General Information and History;
                                                                            Independent Auditors

        19          Purchase of Securities Being Offered...........         Offering and Purchase of Contracts

        20          Underwriters...................................         Offering and Purchase of Contracts

        21          Calculation of Performance Data................         Performance Data; Average Annual
                                                                            Total Return Quotations

        22          Annuity Payments...............................         Income Phase Payments

        23          Financial Statements...........................         Financial Statements

                           PART C (OTHER INFORMATION)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                       PARTS A AND B

The Prospectus dated May 1, 2000, as amended is incorporated in Part A of this Post-Effective Amendment No. 23 by reference to Registrant's filing under Rule 497(c) filed on May 2, 2000 and by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 as filed electronically on April 11, 2000, and declared effective on May 1, 2000 and by reference to Supplement dated August 21, 2000 as filed in Registrant's filing under Rule 497(e), as filed on August 21, 2000 (File No. 33-75996).

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 23 by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4, as filed electronically on April 11, 2000 and declared effective on May 1, 2000 and by reference to Supplement dated August 21, 2000, as filed in Registrant's filing under Rule 497(e), as filed on August 21, 2000 (File No. 33-75996).

A Supplement dated December 14, 2000 to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                                       VARIABLE ANNUITY ACCOUNT B
                                       PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS
     (a)      Financial Statements:

              (1)     Included in Part A:
                      Condensed Financial Information

              (2)     Included in Part B:

                      Financial Statements of Variable Annuity Account B:
                         - Statement of Assets and Liabilities as of
                           December 31, 1999
                         - Statement of Operations for the year ended December
                           31, 1999
                         - Statements of Changes in Net Assets for the years
                           ended December 31, 1999 and 1998
                         - Condensed Financial Information for the year ended
                           December 31, 1999
                         - Notes to Financial Statements
                         - Independent Auditors' Report
                      Report Financial Statements of the Depositor:
                         - Independent Auditors' Report
                         - Consolidated Statements of Income for the
                           years ended December 31, 1999, 1998 and 1997
                         - Consolidated Balance Sheets as of December 31, 1999
                           and 1998
                         - Consolidated Statements of Changes in Shareholder's
                           Equity for the years ended December 31, 1999, 1998 and 1997
                         - Consolidated Statements of Cash Flows for the years
                           ended December 31, 1999, 1998 and 1997
                         - Notes to Consolidated Financial Statements

     (b)      Exhibits

         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, Inc (4)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(5)
         (4.2)    Variable Annuity Contract (IA-CDA-IA)(5)
         (4.3)    Variable Annuity Contract (G-CDA-HD)(6)

         (4.4) Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO)(7)

         (4.5)    Variable Annuity Contract Certificate (GDCC-HO) to Contracts
                  GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(8)
         (4.6)    Variable Annuity Contract (I-CDA-HD)(9)
         (4.7)    Variable Annuity Contract (ISE-CDA-HO)(8)
         (4.8)    Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF(10)
         (4.9)    Endorsement EGATHO-00 to Contracts GLID-CDA-HO and
                  GID-CDA-HO(10)
         (4.10)   Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO(10)
         (4.11)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and
                  G-CDA-HD(3)
         (4.12)   Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts
                  IA-CDA-IA and I-CDA-HD(11)
         (4.13)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO and ISE-CDA-HO(5)
         (4.14)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD(12)
         (4.15)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
                  GID-CDA-HO and GSD-CDA-HO(13)
         (4.16)   Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO,
                  GID-CDA-HO and GSD-CDA-HO(13)
         (4.17)   Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
                  G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and
                  ISE-CDA-HO(13)
         (4.18)   Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO(10)
         (5.1)    Variable Annuity Contract Application (300-GTD-IA)(15)
         (5.2)    Variable Annuity Contract Application (710.00.141)(16)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(17)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(9)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(18)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and AIM dated June 30, 1998(19)
         (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(19)
         (8.3)    First Amendment dated October 1, 2000 to the Service
                  Agreement between Aetna Life Insurance and Annuity Company and A I M Advisors, Inc. effective June 30, 1998(4)
         (8.4)    Fund Participation Agreement by and among Aetna Life
                  Insurance and Annuity Company and Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                  VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

         (8.5) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(20)
         (8.6)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(21)
         (8.7) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(22)
         (8.8) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(22)
        (8.9) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

         (8.10) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(20)
         (8.11) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore

                  Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(22)
         (8.12) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February
                  11, 2000(22)
         (8.13) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(23)
         (8.14) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(23)
         (8.15) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.16) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(24)
         (8.17) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(25)
         (8.18) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November
                  6, 1997(2)
         (8.19) Eighth Amendment dated as of December 1, 1999 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                  1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                  November 6, 1997 and May 1, 1998(21)
         (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution

                  Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
                  March 1, 1996(9)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(23)
         (8.22) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(26)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.24) Eight Amendment dated December 1, 1999 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 and May 1, 1998(21)
         (8.25) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(27)
         (8.26) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)
         (8.27) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(20)
         (8.28) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(28)
         (8.29) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(20)
         (8.30) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(21)
         (8.31) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(29)

         (8.32) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(28)
         (8.33) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(29)
         (8.34) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(29)

         (8.35)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation
                  regarding Natural Resources Trust dated December 1, 1988 and amended on February 11, 1991(3)
         (8.36)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna  Life Insurance and Annuity Company and Oppenheimer
                  Variable  Annuity Account Funds and Oppenheimer Funds,
                  Inc.(30)
         (8.37)   First Amendment dated December 1, 1999 to Fund  Participation
                  Agreement between Aetna Life Insurance and Annuity  Company and Oppenheimer Variable Annuity Account Funds and
                  Oppenheimer Funds, Inc. dated March 11, 1997(21)
         (8.38)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(30)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(31)
         (14.1)   Powers of Attorney(4)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.

11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

12. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.

13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

14. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

15. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.

16. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.

17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996

18. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

19. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

20 Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

22. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

23. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

24. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

25. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

26. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

27. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

28. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

29. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

30. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

31. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 16, 1998.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal
Business Address*                                      Positions and Offices with Depositor
-----------------                                      ------------------------------------

Thomas J. McInerney                                    Director and President

Allan Baker                                            Director and Senior Vice President

Catherine H. Smith                                     Director, Senior Vice President and Chief
                                                       Financial Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and
                                                       Corporate Secretary

Deborah Koltenuk                                       Vice President, Corporate Controller and
                                                       Assistant Treasurer

Brian Murphy                                           Vice President and Chief Compliance Officer

*     The principal business address of all directors and officers listed is 151
      Farmington Avenue, Hartford, Connecticut 06156.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 111.279 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.      INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29.      PRINCIPAL UNDERWRITER

       (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET
           Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
           Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts trusts under the 1940
           Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940
           Act).

     (b) The following are the directors and principal officers of the Principal
Underwriter:

Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------
Maureen M. Gillis                                   Director and President
Allan Baker                                         Director and Senior Vice President
Robert L. Francis                                   Director and Senior Vice President
Marie Augsberger                                    Senior Vice President
Steven A. Haxton                                    Senior Vice President
Gary J. Hegedus                                     Senior Vice President
Deborah Koltenuk                                    Vice President, Treasurer and Chief Financial Officer
Therese Squillacote                                 Vice President and Chief Compliance Officer
John F. Todd                                        Corporate Secretary and Counsel (Chief Legal Officer)
Martin T. Conroy                                    Vice President and Assistant Treasurer
Reginald Bowen                                      Vice President
Christina Lareau                                    Vice President
Dwyatt McClain                                      Vice President
Terran Titus                                        Vice President
William T. Abramowicz                               Vice President
Douglas J. Ambrose                                  Vice President
Louis E. Bachetti                                   Vice President
Ronald R. Barhorst                                  Vice President
Robert H. Barley                                    Vice President
Steven M. Bresler                                   Vice President
David Brounley                                      Vice President
Daniel P. Charles                                   Vice President

Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------
Brian D. Comer                                      Vice President
Albert J. DiCristofaro, Jr.                         Vice President
John B. Finigan                                     Vice President
Brian P. Harrington                                 Vice President
Bernard P. Heffernon                                Vice President
William S. Jasien                                   Vice President
Jess D. Kravitz                                     Vice President
George D. Lessner                                   Vice President
Katherine E. Lewis                                  Vice President
Susan J. Lewis                                      Vice President
James F. Lille                                      Vice President
David J. Linney                                     Vice President
Richard T. Mason                                    Vice President
Joseph F. McClain                                   Vice President
Pamela Mulvey                                       Vice President
W. Michael Montgomery                               Vice President
Scott T. Neeb                                       Vice President
Patrick F. O'Christie                               Vice President
Paueltte Playce                                     Vice President
Marcellous J. Reed                                  Vice President
Charles A. Dklader                                  Vice President
Frank W. Snodgrass                                  Vice President
S. Bradford Vaughan, Jr.                            Vice President
Mark Woolhiser                                      Vice President


Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------
David A. Kelsey                                     Assistant Vice President
Rose-Marie DeRensis                                 Assistant Corporate Secretary
Melinda L. Dziavit                                  Assistant Corporate Secretary


*The principal business  address of all directors and officers listed is: 151
Farmington Avenue, Hartford, Connecticut  06156

       (c) Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                   Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut  06156

ITEM 31.      MANAGEMENT SERVICES

       Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

         (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction he question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                            VARIABLE ANNUITY ACCOUNT B OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                              (REGISTRANT)

                                        By: AETNA LIFE INSURANCE AND ANNUITY
                                            COMPANY
                                              (DEPOSITOR)

                                        By: Thomas J. McInerney*
                                            ---------------------
                                            Thomas J. McInerney
                                            President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                                   Date
--------                              -----                                                                   -----
Thomas J. McInerney*                  Director and President                  )
-------------------                   (principal executive officer)           )
Thomas J. McInerney                                                           )
                                                                              )
Allan Baker*                          Director                                )                               December
-----------------                                                             )
Allan Baker                                                                   )                               13, 2000
                                                                              )
Catherine H. Smith*                   Director and Chief Financial Officer    )
------------------                                                            )
Catherine H. Smith                                                            )
                                                                              )
Deborah Koltenuk*                     Corporate Controller                    )
------------------                                                            )
Deborah Koltenuk                                                              )


By: /s/ Julie E. Rockmore
-------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                                       VARIABLE ANNUITY ACCOUNT B
                                              EXHIBIT INDEX

     EXHIBIT NO.             EXHIBIT

     99-B.9                  Opinion and Consent of Counsel         -----------

     99-B.10                 Consent of Independent Auditors        -----------